INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current
Other receivables	$ 11,153,705	$ 4,770,672	$ 1,981,829
Non-current assets
Other receivables	2,543,142	1,703,573	1,560,310
Other receivables
Current
Taxes	6,048,533	2,205,342	584,641
Other receivables	11,153,705	4,770,672	1,981,829
Prepayments to suppliers	1,646,614	379,914	496,001
Reimbursements over exports	10,547	29,077	366,594
Prepaid expenses and other receivables	1,021	128,650	213,597
Loans receivable	230,000	230,000
Miscellaneous	92,406	49,441	59,242
Non-current assets
Taxes	862,771	328,701	681,168
Reimbursements over exports	1,680,371	1,293,958	878,470
Miscellaneous		80,914	672
Other receivables	2,543,142	1,703,573	1,560,310
Shareholders and other related parties | Other receivables
Current
Other receivables	1,547	2,102	10,971
Prepayments to suppliers	132,625	81,737
Parent company | Other receivables
Current
Other receivables	770,549	102,069
Joint ventures and associates | Other receivables
Current
Other receivables	$ 2,219,863	$ 1,562,340	$ 250,783